DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 3.1%
Beijing Enlight Media Co. Ltd., Class A	46,000	$66,355
Beijing Gehua CATV Network Co. Ltd., Class A	37,600	48,937
Bluefocus Intelligent Communications Group Co. Ltd., Class A	78,600	70,756
China South Publishing & Media Group Co. Ltd., Class A	27,400	36,935
Chinese Universe Publishing and Media Group Co. Ltd., Class A	25,889	41,557
Dr Peng Telecom & Media Group Co. Ltd., Class A*	58,000	55,358
G-bits Network Technology Xiamen Co. Ltd., Class A	1,673	95,031
Hangzhou Shunwang Technology Co. Ltd., Class A	19,600	32,008
Inmyshow Digital Technology Group Co. Ltd., Class A	20,800	28,747
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	76,600	35,250
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	29,400	31,204
Kunlun Tech Co. Ltd., Class A	31,600	82,402
Leo Group Co. Ltd., Class A	261,295	97,570
NanJi E-Commerce Co. Ltd., Class A	75,800	92,665
Oriental Pearl Group Co. Ltd., Class A	79,100	96,821
Ourpalm Co. Ltd., Class A*	106,600	58,470
People.cn Co. Ltd., Class A	22,300	45,954
Wasu Media Holding Co. Ltd., Class A	21,400	23,873
Xinhuanet Co. Ltd., Class A	8,550	23,620
Youzu Interactive Co. Ltd., Class A*	28,300	53,364
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	29,900	31,086
Zhejiang Huace Film & Television Co. Ltd., Class A	43,800	38,071

(Cost $1,299,088)		1,186,034

Consumer Discretionary - 8.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	51,700	134,096
Anhui Xinhua Media Co. Ltd., Class A	22,900	16,109
Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,000	77,309
Autel Intelligent Technology Corp. Ltd., Class A	7,080	91,620
BAIC BluePark New Energy Technology Co. Ltd., Class A*	83,700	158,217
Beiqi Foton Motor Co. Ltd., Class A*	180,100	113,852
BTG Hotels Group Co. Ltd., Class A*	19,145	68,315
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	5,770	11,006
Chongqing Department Store Co. Ltd., Class A	7,795	29,880
Chongqing Sokon Industry Group Co. Ltd., Class A*	15,800	182,626
Chow Tai Seng Jewellery Co. Ltd., Class A	17,200	48,209
DongFeng Automobile Co. Ltd., Class A	32,300	44,391
Eastern Pioneer Driving School Co. Ltd., Class A	14,180	17,906
Ecovacs Robotics Co. Ltd., Class A	8,933	203,032
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	12,700	40,693
Hang Zhou Great Star Industrial Co. Ltd., Class A*	26,853	139,174
Hisense Visual Technology Co. Ltd., Class A	30,700	51,991
HLA Group Corp. Ltd., Class A	50,200	58,258
Joyoung Co. Ltd., Class A	11,900	38,794
Keboda Technology Co. Ltd., Class A	1,900	17,348
KingClean Electric Co. Ltd., Class A	4,500	19,997
Kuang-Chi Technologies Co. Ltd., Class A*	50,200	177,729
Liaoning Cheng Da Co. Ltd., Class A	41,258	155,339
New Guomai Digital Culture Co. Ltd., Class A	12,400	19,789
Ningbo Huaxiang Electronic Co. Ltd., Class A	19,800	70,745
Ningbo Joyson Electronic Corp., Class A	32,020	99,621
Ningbo Tuopu Group Co. Ltd., Class A	17,507	97,246
Rainbow Digital Commercial Co. Ltd., Class A	18,300	16,417
Shanghai Jinjiang International Hotels Co. Ltd., Class A	14,300	101,322
Shenzhen MTC Co. Ltd., Class A*	71,600	60,905
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	37,250	41,093
Sichuan Changhong Electric Co. Ltd., Class A	142,800	63,279
Suofeiya Home Collection Co. Ltd., Class A	24,918	71,541
Visual China Group Co. Ltd., Class A	19,500	38,220
Wangfujing Group Co. Ltd., Class A	15,130	67,984
Wanxiang Qianchao Co. Ltd., Class A	53,300	48,889
Weifu High-Technology Group Co. Ltd., Class A	20,000	71,769
Wuchan Zhongda Group Co. Ltd., Class A	117,200	110,408
Wuhan Department Store Group Co. Ltd., Class A	17,809	29,139
Xiamen Intretech, Inc., Class A	9,330	46,201
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	69,138	44,243
Zhejiang Semir Garment Co. Ltd., Class A	31,500	46,171
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	61,500	50,980

Zhejiang Yasha Decoration Co. Ltd., Class A	25,600	27,012

(Cost $2,150,584)		3,118,865

Consumer Staples - 5.9%
Anhui Kouzi Distillery Co. Ltd., Class A	13,900	106,608
Anhui Yingjia Distillery Co. Ltd., Class A	9,400	64,871
Beijing Dabeinong Technology Group Co. Ltd., Class A	128,462	148,285
Beijing Yanjing Brewery Co. Ltd., Class A	54,300	56,117
Bestore Co. Ltd., Class A	2,200	10,809
Bright Dairy & Food Co. Ltd., Class A	24,700	47,991
By-health Co. Ltd., Class A	33,100	128,984
C&S Paper Co. Ltd., Class A	25,800	73,274
Chacha Food Co. Ltd., Class A	11,800	66,934
Chongqing Fuling Zhacai Group Co. Ltd., Class A*	21,138	84,139
COFCO Sugar Holding Co. Ltd., Class A	42,400	63,330
Fujian Sunner Development Co. Ltd., Class A	28,900	79,212
Guangdong Marubi Biotechnology Co. Ltd., Class A	2,200	11,317
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,700	95,386
Heilongjiang Agriculture Co. Ltd., Class A	28,300	63,624
Jiajiayue Group Co. Ltd., Class A	9,300	20,793
JiuGui Liquor Co. Ltd., Class A	8,800	285,623
Laobaixing Pharmacy Chain JSC, Class A	7,954	62,853
New Hope Dairy Co. Ltd., Class A	7,400	16,385
Opple Lighting Co. Ltd., Class A	5,790	20,580
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	127,420	46,791
Proya Cosmetics Co. Ltd., Class A	3,922	95,521
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	23,600	34,847
Shanghai Bailian Group Co. Ltd., Class A	31,100	66,594
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,800	11,406
Shanghai Jahwa United Co. Ltd., Class A	13,164	97,128
Shenzhen Agricultural Products Group Co. Ltd., Class A	25,900	23,556
Sichuan Swellfun Co. Ltd., Class A	7,599	136,955
Sichuan Teway Food Group Co. Ltd., Class A	6,014	19,727
Tech-Bank Food Co. Ltd., Class A	57,020	48,591
Toly Bread Co. Ltd., Class A	14,989	63,169
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,200	24,993
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	40,754	131,404

(Cost $2,175,097)		2,307,797

Energy - 3.4%
China Petroleum Engineering Corp.	64,200	29,543
China Suntien Green Energy Corp. Ltd., Class A	5,400	11,388
CNOOC Energy Technology & Services Ltd., Class A	77,900	$33,554
COFCO Capital Holdings Co. Ltd., Class A	7,000	9,208
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	53,800	44,180
Guanghui Energy Co. Ltd., Class A*	156,800	151,843
Guizhou Gas Group Corp. Ltd., Class A	8,600	13,552
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	29,700	63,597
Jizhong Energy Resources Co. Ltd., Class A	40,800	31,735
Nanjing Tanker Corp., Class A*	132,600	40,474
Oriental Energy Co. Ltd., Class A	44,800	87,600
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	46,670	106,876
Shanxi Coking Coal Energy Group Co. Ltd., Class A	76,050	135,861
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	46,400	114,310
Shanxi Meijin Energy Co. Ltd., Class A*	82,700	178,238
Sinopec Oilfield Service Corp., Class A*	72,700	24,330
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,341	127,592
Yanzhou Coal Mining Co. Ltd., Class A	32,700	129,350

(Cost $775,584)		1,333,231

Financials - 4.9%
Bank of Changsha Co. Ltd., Class A	46,800	62,868
Bank of Guiyang Co. Ltd., Class A	98,800	101,187
Bank of Qingdao Co. Ltd., Class A	31,500	23,379
Bank of Suzhou Co. Ltd., Class A	64,400	67,952
Bank of Xi’an Co. Ltd., Class A	51,100	34,599
Bank of Zhengzhou Co. Ltd., Class A*	66,960	35,482
Dongxing Securities Co. Ltd., Class A	55,800	96,054
First Capital Securities Co. Ltd., Class A	133,400	132,283
Guolian Securities Co. Ltd., Class A	22,900	47,403
Huaan Securities Co. Ltd., Class A	113,015	94,558
Huaxi Securities Co. Ltd., Class A	63,200	94,986
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	105,755	102,247
Jiangsu Financial Leasing Co. Ltd., Class A	45,900	35,772
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,400	42,821
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	70,200	35,241
Minmetals Capital Co. Ltd., Class A	86,900	81,190
Northeast Securities Co. Ltd., Class A	57,049	75,487
Oceanwide Holdings Co. Ltd., Class A*	59,600	18,561
Pacific Securities Co. Ltd., Class A*	271,000	136,884
Polaris Bay Group Co. Ltd., Class A*	48,000	76,380
Qingdao Rural Commercial Bank Corp., Class A	107,600	65,187
Sealand Securities Co. Ltd., Class A	153,970	98,766

Shaanxi International Trust Co. Ltd., Class A	80,790	40,933
Shanghai AJ Group Co. Ltd., Class A	37,205	40,641
Shanxi Securities Co. Ltd., Class A	86,340	87,624
Southwest Securities Co. Ltd., Class A	133,000	105,715
Wuxi Rural Commercial Bank Co. Ltd., Class A	57,800	50,778
Xiamen Bank Co. Ltd., Class A	11,100	14,361

(Cost $1,963,150)		1,899,339

Health Care - 8.0%
Anhui Anke Biotechnology Group Co. Ltd., Class A	44,808	81,228
Apeloa Pharmaceutical Co. Ltd., Class A	23,000	112,611
Beijing SL Pharmaceutical Co. Ltd., Class A	24,500	36,708
Blue Sail Medical Co. Ltd., Class A	24,200	75,367
China Animal Husbandry Industry Co. Ltd., Class A	23,757	35,153
China National Accord Medicines Corp. Ltd., Class A	5,773	30,483
China National Medicines Corp. Ltd., Class A	14,533	65,751
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	19,849	35,245
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,018	65,038
Daan Gene Co. Ltd., Class A	37,918	110,040
Dezhan Healthcare Co. Ltd., Class A	34,400	22,226
Dian Diagnostics Group Co. Ltd., Class A	17,040	79,206
Double Medical Technology, Inc., Class A	1,800	13,420
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	25,100	34,418
Guangzhou Wondfo Biotech Co. Ltd., Class A	10,440	68,925
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	27,200	28,068
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	47,050	65,537
Hainan Poly Pharm Co. Ltd., Class A	10,299	61,548
Haisco Pharmaceutical Group Co. Ltd., Class A	6,200	16,187
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	10,400	26,749
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	27,285	138,411
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	35,900	88,443
Jinyu Bio-Technology Co. Ltd., Class A	43,404	105,248
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,056	78,782
Jointown Pharmaceutical Group Co. Ltd., Class A	36,200	84,862
Livzon Pharmaceutical Group, Inc., Class A	14,662	89,575
Maccura Biotechnology Co. Ltd., Class A	15,000	65,889
Micro-Tech Nanjing Co. Ltd., Class A	1,591	51,097
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	14,060	62,674
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	22,000	64,254
Shandong Pharmaceutical Glass Co. Ltd., Class A	17,700	93,216
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	9,613	54,291
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	14,200	34,763
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	63,350	31,213
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	17,300	67,924
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	32,300	85,579
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	44,100	124,359
Tasly Pharmaceutical Group Co. Ltd., Class A	35,200	71,773
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	69,000	47,789
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	11,362	57,303
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,100	89,470
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,900	45,388
Winning Health Technology Group Co. Ltd., Class A	65,900	144,992
Yifan Pharmaceutical Co. Ltd., Class A	28,600	68,685
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	72,340	46,627
Zhejiang Medicine Co. Ltd., Class A	26,500	66,270
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,200	80,964

(Cost $2,894,843)		3,103,749

Industrials - 19.1%
AECC Aero-Engine Control Co. Ltd., Class A	29,400	118,482
AVIC Electromechanical Systems Co. Ltd., Class A	91,100	197,612
AVICOPTER PLC, Class A	14,600	141,905
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	3,430	65,873
Beijing Originwater Technology Co. Ltd., Class A	85,600	100,534
Bohai Leasing Co. Ltd., Class A*	94,800	38,043
China Aluminum International Engineering Corp. Ltd., Class A*	15,100	10,505
China Baoan Group Co. Ltd., Class A	100,980	438,245
China First Heavy Industries, Class A*	110,200	61,981

China Gezhouba Group Co. Ltd., Class A	106,800	154,721
China International Marine Containers Group Co. Ltd., Class A	41,920	119,056
China Meheco Co. Ltd., Class A	20,387	34,905
China Merchants Port Group Co. Ltd., Class A	8,600	21,454
China National Chemical Engineering Co. Ltd., Class A	90,900	190,419
China Railway Hi-tech Industry Co. Ltd., Class A	51,600	65,718
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	29,200	35,787
China XD Electric Co. Ltd., Class A	81,100	71,248
CITIC Heavy Industries Co. Ltd., Class A	73,600	50,176
CMST Development Co. Ltd., Class A	33,600	38,056
COSCO SHIPPING Development Co. Ltd., Class A	153,600	91,626
Deppon Logistics Co. Ltd., Class A	11,800	17,698
Dongfang Electric Corp. Ltd., Class A	44,400	108,901
East Group Co. Ltd., Class A	36,700	76,595
Eternal Asia Supply Chain Management Ltd., Class A	59,700	68,635
Fangda Carbon New Material Co. Ltd., Class A	89,400	179,103
Fujian Longking Co. Ltd., Class A	30,400	43,287
Gotion High-tech Co. Ltd., Class A*	39,781	331,300
Guangshen Railway Co. Ltd., Class A*	134,000	44,224
Guangxi Liugong Machinery Co. Ltd., Class A	43,230	56,733
Guangzhou Port Co. Ltd., Class A	47,500	23,183
Guosheng Financial Holding, Inc., Class A*	45,487	66,461
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,900	72,570
Henan Pinggao Electric Co. Ltd., Class A	31,400	37,803
Hongfa Technology Co. Ltd., Class A	20,480	197,785
Infore Environment Technology Group Co. Ltd., Class A	38,700	38,076
Jiangsu Expressway Co. Ltd., Class A	19,000	25,376
Jihua Group Corp. Ltd., Class A*	104,100	46,775
Juneyao Airlines Co. Ltd., Class A	23,240	51,060
Kaishan Group Co. Ltd., Class A	16,200	38,579
Liaoning Port Co. Ltd., Class A	203,120	53,502
Ming Yang Smart Energy Group Ltd., Class A	38,600	134,447
North Industries Group Red Arrow Co. Ltd., Class A*	28,847	84,699
Orient Group, Inc., Class A*	114,590	53,797
Qingdao Port International Co. Ltd., Class A	27,000	23,594
Qingdao TGOOD Electric Co. Ltd., Class A	24,481	123,162
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,900	65,013
Shandong Hi-speed Co. Ltd., Class A	23,900	20,811
Shanghai Construction Group Co. Ltd., Class A	172,300	73,949
Shanghai Environment Group Co. Ltd., Class A	26,840	48,864
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,649	33,012
Shanghai Tunnel Engineering Co. Ltd., Class A	73,000	60,738
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,200	29,438
Shanxi Coal International Energy Group Co. Ltd., Class A	28,800	49,219
Shenzhen Airport Co. Ltd., Class A*	41,500	46,361
Shenzhen Tagen Group Co. Ltd., Class A	50,809	42,590
Siasun Robot & Automation Co. Ltd., Class A*	51,100	86,064
Sichuan Road & Bridge Co. Ltd., Class A	55,600	64,955
Sieyuan Electric Co. Ltd., Class A	23,980	121,311
Sinochem International Corp., Class A	52,400	92,312
Sinoma International Engineering Co., Class A	41,550	85,494
Sinotrans Ltd., Class A	61,100	47,051
State Grid Yingda Co. Ltd., Class A	45,900	49,783
STO Express Co. Ltd., Class A*	23,600	25,048
Sunwoda Electronic Co. Ltd., Class A	42,900	261,293
Suzhou Anjie Technology Co. Ltd., Class A	11,850	22,565
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	52,000	57,204
TangShan Port Group Co. Ltd., Class A	113,574	43,465
TBEA Co. Ltd., Class A	144,300	548,443
Tian Di Science & Technology Co. Ltd., Class A	65,700	55,377
Tianjin Port Co. Ltd., Class A	55,576	34,014
Tianshan Aluminum Group Co. Ltd., Class A	20,900	37,305
Topsec Technologies Group, Inc., Class A	46,280	125,272
Tus Environmental Science And Technology Development Co. Ltd., Class A*	34,300	26,413
Wolong Electric Group Co. Ltd., Class A	32,439	76,146
Xiamen C & D, Inc., Class A	66,400	80,042
Xiamen ITG Group Corp. Ltd., Class A	45,148	60,859
Xuji Electric Co. Ltd., Class A	24,500	75,922
Yantai Eddie Precision Machinery Co. Ltd., Class A	13,580	80,062
Yutong Bus Co. Ltd., Class A	53,900	102,722
Zhefu Holding Group Co. Ltd., Class A	63,900	65,940
Zhejiang Wanliyang Co. Ltd., Class A	27,700	40,730
Zhejiang Weiming Environment Protection Co. Ltd., Class A	14,776	65,248

Zhejiang Weixing New Building Materials Co. Ltd., Class A	24,880	76,174
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	38,900	78,836
Zhongshan Broad Ocean Motor Co. Ltd., Class A	67,000	88,239
Zhuzhou Kibing Group Co. Ltd., Class A	62,900	265,866

(Cost $4,959,289)		7,453,841

Information Technology - 16.6%
Accelink Technologies Co. Ltd., Class A	17,300	63,715
Addsino Co. Ltd., Class A	50,600	146,217
Aisino Corp., Class A	43,700	81,387
Amlogic Shanghai Co. Ltd., Class A*	7,977	128,911
Arcsoft Corp. Ltd., Class A	7,988	50,942
Beijing E-Hualu Information Technology Co. Ltd., Class A*	15,740	83,285
Beijing Jetsen Technology Co. Ltd., Class A*	79,600	60,927
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	32,419	49,176
Beijing Sinnet Technology Co. Ltd., Class A	42,200	91,539
Beijing Teamsun Technology Co. Ltd., Class A	44,560	46,949
Beijing Thunisoft Corp. Ltd., Class A	32,600	64,098
Beijing Ultrapower Software Co. Ltd., Class A*	77,600	57,953
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	35,100	68,687
China National Software & Service Co. Ltd., Class A	11,600	87,494
China TransInfo Technology Co. Ltd., Class A	37,600	89,484
DHC Software Co. Ltd., Class A	74,700	88,543
Doushen Beijing Education & Technology, Inc., Class A*	26,620	18,808
Eastern Communications Co. Ltd., Class A	19,700	34,735
Fiberhome Telecommunication Technologies Co. Ltd., Class A	27,200	76,618
Fujian Star-net Communication Co. Ltd., Class A	18,200	72,528
GCL System Integration Technology Co. Ltd., Class A*	137,500	116,110
GRG Banking Equipment Co. Ltd., Class A	48,900	80,691
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	28,200	127,410
Guangzhou Haige Communications Group, Inc. Co., Class A	73,900	128,128
Hangzhou Lion Electronics Co. Ltd., Class A	1,700	32,546
Hangzhou Silan Microelectronics Co. Ltd., Class A	30,580	259,649
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	33,000	80,837
Hengtong Optic-electric Co. Ltd., Class A	55,800	105,737
Huagong Tech Co. Ltd., Class A	40,059	167,211
Hubei Kaile Science & Technology Co. Ltd., Class A*	40,300	19,169
Hytera Communications Corp. Ltd., Class A	38,900	30,016
Ingenic Semiconductor Co. Ltd., Class A	7,300	161,110
IRICO Display Devices Co. Ltd., Class A*	55,600	72,192
Leyard Optoelectronic Co. Ltd., Class A	80,600	124,758
MLS Co. Ltd., Class A	29,600	76,911
Neusoft Corp., Class A*	34,900	53,750
Newland Digital Technology Co. Ltd., Class A	29,140	74,137
Ninestar Corp., Class A	25,400	138,648
PCI Technology Group Co. Ltd., Class A	55,250	67,457
Raytron Technology Co. Ltd., Class A	8,733	168,353
Rockchip Electronics Co. Ltd., Class A	6,400	137,538
Shanghai 2345 Network Holding Group Co. Ltd., Class A*	226,848	70,296
Shanghai Aiko Solar Energy Co. Ltd., Class A	32,100	76,743
Shanghai Belling Co. Ltd., Class A	22,300	112,363
Shenzhen Aisidi Co. Ltd., Class A	24,500	39,745
Shenzhen Everwin Precision Technology Co. Ltd., Class A	28,536	75,474
Shenzhen Kaifa Technology Co. Ltd., Class A	37,400	92,428
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	23,400	44,813
Shenzhen Kinwong Electronic Co. Ltd., Class A	10,320	40,087
Shenzhen Sunlord Electronics Co. Ltd., Class A	25,300	140,297
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,300	29,159
Sinosoft Co. Ltd., Class A	13,720	53,527
StarPower Semiconductor Ltd., Class A	1,900	97,802
Taiji Computer Corp. Ltd., Class A	16,419	56,273
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,400	82,768
Tianma Microelectronics Co. Ltd., Class A	48,800	106,990
Tianshui Huatian Technology Co. Ltd., Class A	86,200	170,288
TongFu Microelectronics Co. Ltd., Class A	26,600	84,819
Venustech Group, Inc., Class A	29,200	135,367
Visionox Technology, Inc., Class A*	37,200	51,529
Wangsu Science & Technology Co. Ltd., Class A	78,400	71,913
Westone Information Industry, Inc., Class A	23,404	175,475
Wonders Information Co. Ltd., Class A*	46,494	88,463
Wuhu Token Science Co. Ltd., Class A	97,500	106,049
Wuxi Taiji Industry Co. Ltd., Class A	59,100	79,208
Xiamen Faratronic Co. Ltd., Class A	5,400	134,581

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,200	20,698
Zhejiang Crystal-Optech Co. Ltd., Class A	48,062	100,606
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	25,400	305,672
Zhongji Innolight Co. Ltd., Class A	22,600	124,029

(Cost $5,200,469)		6,451,816

Materials - 24.6%
ADAMA Ltd., Class A	16,600	24,717
Angang Steel Co. Ltd., Class A	92,500	81,693
BBMG Corp., Class A	161,200	67,686
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A*	54,500	54,888
Beijing Shougang Co. Ltd., Class A*(a)	47,400	60,590
Chengzhi Co. Ltd., Class A*	24,209	63,541
Chifeng Jilong Gold Mining Co. Ltd., Class A*	45,400	107,977
China Hainan Rubber Industry Group Co. Ltd., Class A	68,300	51,854
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	55,800	62,335
China West Construction Group Co. Ltd., Class A	19,500	24,594
Chongqing Iron & Steel Co. Ltd., Class A*	258,900	113,925
COFCO Biotechnology Co. Ltd., Class A	43,285	62,707
CSG Holding Co. Ltd., Class A	54,361	98,884
Fangda Special Steel Technology Co. Ltd., Class A	41,246	51,893
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	119,800	58,470
GEM Co. Ltd., Class A	185,852	386,733
Grace Fabric Technology Co. Ltd., Class A	6,900	10,958
Guangdong HEC Technology Holding Co. Ltd., Class A*	57,605	68,547
Guangdong Hongda Blasting Co. Ltd., Class A	17,400	79,100
Guangdong Tapai Group Co. Ltd., Class A	27,600	44,133
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,234	469,239
Hainan Mining Co. Ltd., Class A*	15,000	53,873
Hangzhou Iron & Steel Co., Class A	65,510	66,382
Hesteel Co. Ltd., Class A	164,300	79,426
Hongda Xingye Co. Ltd., Class A	90,578	90,521
Hoshine Silicon Industry Co. Ltd., Class A	5,900	197,393
Huabao Flavours & Fragrances Co. Ltd., Class A	4,800	31,169
Huafon Microfibre Shanghai Technology Co. Ltd.*	47,250	38,582
Huaibei Mining Holdings Co. Ltd., Class A	38,500	86,496
Huapont Life Sciences Co. Ltd., Class A	61,450	56,746
Huaxin Cement Co. Ltd., Class A	26,272	78,563
Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,320	170,789
Hunan Gold Corp. Ltd., Class A*	33,900	72,380
Hunan Valin Steel Co. Ltd., Class A	127,720	154,355
Jiangsu Shagang Co. Ltd., Class A	68,100	76,498
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,300	135,842
Jilin Yatai Group Co. Ltd., Class A	125,900	60,277
Jinduicheng Molybdenum Co. Ltd., Class A	39,800	59,878
Levima Advanced Materials Corp., Class A	7,900	64,544
Lianhe Chemical Technology Co. Ltd., Class A	28,859	101,726
Liuzhou Iron & Steel Co. Ltd., Class A	19,800	22,426
Luxi Chemical Group Co. Ltd., Class A	44,500	159,686
Maanshan Iron & Steel Co. Ltd., Class A	92,700	87,902
Nanjing Hanrui Cobalt Co. Ltd., Class A	8,500	125,365
Nanjing Iron & Steel Co. Ltd., Class A	119,100	79,351
Ningbo Shanshan Co. Ltd., Class A	44,361	237,543
ORG Technology Co. Ltd., Class A	65,650	59,913
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	162,200	117,615
Red Avenue New Materials Group Co. Ltd., Class A	7,000	62,863
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,400	64,437
Sansteel Minguang Co. Ltd. Fujian, Class A	47,550	72,791
SGIS Songshan Co. Ltd., Class A	46,500	39,626
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	16,000	23,774
Shandong Chenming Paper Holdings Ltd., Class A	47,350	57,665
Shandong Iron and Steel Co. Ltd., Class A	212,130	77,897
Shandong Nanshan Aluminum Co. Ltd., Class A	277,700	248,268
Shandong Sinocera Functional Material Co. Ltd., Class A	31,500	223,339
Shandong Sun Paper Industry JSC Ltd., Class A	61,300	116,825
Shanghai Huayi Group Co. Ltd., Class A	21,900	42,720
Shanxi Taigang Stainless Steel Co. Ltd., Class A	88,100	138,005
Shanying International Holding Co. Ltd., Class A	124,800	65,552
Shenghe Resources Holding Co. Ltd., Class A	47,790	207,256
Shenzhen Capchem Technology Co. Ltd., Class A	11,200	190,836
Shenzhen Jinjia Group Co. Ltd., Class A	40,400	65,789
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,740	60,522

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	100,500	94,519
Sichuan Hebang Biotechnology Co. Ltd., Class A*	204,780	96,774
Sinoma Science & Technology Co. Ltd., Class A	26,200	121,094
Skshu Paint Co. Ltd., Class A	5,840	131,837
Tangshan Jidong Cement Co. Ltd., Class A	38,381	75,525
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	48,500	108,436
Tongkun Group Co. Ltd., Class A	62,100	229,962
Tongling Nonferrous Metals Group Co. Ltd., Class A	289,300	190,505
Transfar Zhilian Co. Ltd., Class A	47,600	64,017
Weihai Guangwei Composites Co. Ltd., Class A	12,200	138,066
Western Mining Co. Ltd., Class A	74,400	204,039
Xiamen Tungsten Co. Ltd., Class A	33,420	159,124
Xinfengming Group Co. Ltd., Class A	22,116	62,914
Xinjiang Tianshan Cement Co. Ltd., Class A	24,300	55,535
Xinjiang Zhongtai Chemical Co. Ltd., Class A	67,100	140,041
Xinxing Ductile Iron Pipes Co. Ltd., Class A	92,650	63,737
Xinyu Iron & Steel Co. Ltd., Class A	61,900	84,303
Yintai Gold Co. Ltd., Class A	64,908	89,105
Yunnan Aluminium Co. Ltd., Class A*	73,100	198,889
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	120,600	113,611
Yunnan Copper Co. Ltd., Class A	40,800	100,514
Yunnan Tin Co. Ltd., Class A*	39,230	148,311
Zhejiang Hailiang Co. Ltd., Class A	37,800	67,998
Zhejiang Juhua Co. Ltd., Class A	52,790	138,967
Zhejiang Runtu Co. Ltd., Class A	31,000	45,870
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,960	30,745
Zhejiang Satellite Petrochemical Co. Ltd., Class A	26,900	174,678
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	37,515	81,493

(Cost $5,431,354)		9,578,479

Real Estate - 3.4%
Beijing Capital Development Co. Ltd., Class A	49,500	39,805
Beijing Urban Construction Investment & Development Co. Ltd., Class A	52,020	36,512
China Merchants Property Operation & Service Co. Ltd., Class A	16,800	32,017
China Sports Industry Group Co. Ltd., Class A	26,801	46,883
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	11,500	16,357
Cinda Real Estate Co. Ltd., Class A*	32,900	17,230
Financial Street Holdings Co. Ltd., Class A	46,400	46,658
Grandjoy Holdings Group Co. Ltd., Class A*	49,300	25,971
Greattown Holdings Ltd., Class A	61,164	33,643
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,800	33,550
Huafa Industrial Co. Ltd. Zhuhai, Class A	65,640	66,413
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	73,200	52,853
Nanjing Gaoke Co. Ltd., Class A	33,720	47,074
Red Star Macalline Group Corp. Ltd., Class A*	16,900	26,500
RiseSun Real Estate Development Co. Ltd., Class A	84,100	61,896
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	13,000	24,291
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	34,000	60,161
Shanghai Shimao Co. Ltd., Class A	43,000	23,385
Shanghai SMI Holding Co. Ltd., Class A	48,300	33,751
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	30,700	82,005
Shenzhen Huaqiang Industry Co. Ltd., Class A	12,840	29,981
Sichuan Languang Development Co. Ltd., Class A*	58,165	18,385
Suning Universal Co. Ltd., Class A*	58,700	46,567
Tahoe Group Co. Ltd., Class A*	38,200	11,837
Tianjin Guangyu Development Co. Ltd., Class A	21,500	15,590
Xiangcai Co. Ltd., Class A	21,000	31,529
Xinhu Zhongbao Co. Ltd., Class A	166,300	80,650
Yango Group Co. Ltd., Class A	79,600	54,760
Youngor Group Co. Ltd., Class A	107,400	107,498
Zhejiang China Commodities City Group Co. Ltd., Class A	106,100	74,142
Zhongtian Financial Group Co. Ltd., Class A*	153,900	58,422

(Cost $1,548,882)		1,336,316

Utilities - 2.6%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	172,990	99,709
CECEP Wind-Power Corp., Class A	118,400	84,204
Chengdu Xingrong Environment Co. Ltd., Class A	69,500	59,657
Chongqing Gas Group Corp. Ltd., Class A	12,200	17,069
Datang International Power Generation Co. Ltd., Class A	95,100	40,079
ENN Natural Gas Co. Ltd., Class A	22,800	72,279
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	67,500	58,358
Huadian Power International Corp. Ltd., Class A	126,100	75,612

Hubei Energy Group Co. Ltd., Class A	75,600	52,828
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	89,000	34,336
Jinko Power Technology Co. Ltd., Class A*	33,200	48,560
Luenmei Quantum Co. Ltd., Class A	35,350	45,680
Shanghai Electric Power Co. Ltd., Class A	30,000	33,840
Shenergy Co. Ltd., Class A	94,949	95,772
Shenzhen Energy Group Co. Ltd., Class A	55,260	67,041
Shenzhen Gas Corp. Ltd., Class A	23,300	38,953
State Grid Information & Communication Co. Ltd., Class A	19,100	38,472
Zhongshan Public Utilities Group Co. Ltd., Class A	34,760	47,933

(Cost $854,511)		1,010,382

TOTAL COMMON STOCKS (Cost $29,252,851)		38,779,849

TOTAL INVESTMENTS - 99.6% (Cost $29,252,851)		$38,779,849
Other assets and liabilities, net - 0.4%		160,379

NET ASSETS - 100.0%		$38,940,228

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$38,719,259	$–	$60,590	$38,779,849

TOTAL	$38,719,259	$–	$60,590	$38,779,849

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2021, the amount of transfers from Level 1 to Level 3 was $ 47,793. The investment was transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.